LOANS TO THIRD PARTIES (Tables)	12 Months Ended
Dec. 31, 2021
Loans To Third Parties
SCHEDULE OF LOANS TO THIRD PARTIES

	As of December 31, 2021	As of December 31, 2020

Direct loans to third parties	$14,650,000	$12,200,000
Entrusted loans to third parties	36,782,173	36,782,173
Impairment on uncollectable loans	(48,982,173)	(48,982,173)
Total loans to third parties	$2,450,000	$-

SCHEDULE OF DIRECT LOAN INFORMATION

The Company lends their own funds directly to third parties. Due to the COVID-19 pandemic, in year ended December 31, 2020, the Company has agreed to extend the due dates of the loans to A, B and C. The detailed direct loan information as of December 31, 2021 is as follows:

Borrower	Amount	Annual Interest rate	Due dates (after extension)
A	$4,000,000	5%	Feb 7, 2021
B	5,000,000	15%	Jan 28, 2019
C	3,000,000	5%	Jan 6, 2021
C	200,000	5%	Jun 26, 2021
D	1,500,000	0.17%	Sep 16, 2022
D	950,000	0.17%	Sep 28, 2022
Total	$14,650,000
The Company lends their own funds directly to third parties. Due to the COVID-19 pandemic, the Company has agreed to extend the due dates of the loans and the detailed direct loan information as of December 31, 2020 is as follows:

Borrower	Amount	Annual Interest rate	Due dates (after extension)
A	$4,000,000	5%	Feb 7, 2021
B	5,000,000	15%	Jan 28, 2019
C	3,000,000	5%	Jan 6, 2021
C	200,000	5%	Jun 26, 2021
Total	$12,200,000

SCHEDULE OF ENTRUSTED LOAN INFORMATION

The balance of entrusted loans as of December 31, 2021 was $36,782,173 to four borrowers. The detailed entrusted loan information as of December 31, 2021 is as follows:

Borrower	Amount	Annual Interest rate	Due dates
A	$3,065,181	16%	October 23, 2018
A	6,130,362	16%	December 26, 2018
B	4,597,772	16%	May 30, 2019
B	5,364,067	16%	July 27, 2019
C	7,662,953	16%	June 9, 2019
C	6,130,362	16%	July 9, 2019
E	3,831,476	16%	September 7, 2019
Total	$36,782,173

The balance of entrusted loans as of December 31, 2020 was $36,782,173 to four borrowers. The detailed entrusted loan information as of December 31, 2020 is as follows:

Borrower	Amount	Annual Interest rate	Due dates
A	$3,065,181	16%	October 23, 2018
A	6,130,362	16%	December 26, 2018
B	4,597,772	16%	May 30, 2019
B	5,364,067	16%	July 27, 2019
C	7,662,953	16%	June 9, 2019
C	6,130,362	16%	July 9, 2019
E	3,831,476	16%	September 7, 2019
Total	$36,782,173